Additional information about derivatives financial instruments - Market curves, Products (Details)	12 Months Ended
Dec. 31, 2018 $ / lb $ / T $ / d
SPOT | Nickel
Product price market curves
Price	10,595
SPOT | Copper
Product price market curves
Price | $ / lb	2.63
SPOT | Bunker Oil
Product price market curves
Price	334
SPOT | Maritime Freight
Product price market curves
Price | $ / d	14,797
JAN 19 | Nickel
Product price market curves
Price	10,637
JAN 19 | Copper
Product price market curves
Price | $ / lb	2.71
JAN 19 | Bunker Oil
Product price market curves
Price	327
JAN 19 | Maritime Freight
Product price market curves
Price | $ / d	16,175
FEB 19 | Nickel
Product price market curves
Price	10,663
FEB 19 | Copper
Product price market curves
Price | $ / lb	2.71
FEB 19 | Bunker Oil
Product price market curves
Price	322
FEB 19 | Maritime Freight
Product price market curves
Price | $ / d	12,225
MAR 19 | Nickel
Product price market curves
Price	10,692
MAR 19 | Copper
Product price market curves
Price | $ / lb	2.71
MAR 19 | Bunker Oil
Product price market curves
Price	319
MAR 19 | Maritime Freight
Product price market curves
Price | $ / d	13,233
APR 19 | Nickel
Product price market curves
Price	10,720
APR 19 | Copper
Product price market curves
Price | $ / lb	2.71
APR 19 | Bunker Oil
Product price market curves
Price	315
APR 19 | Maritime Freight
Product price market curves
Price | $ / d	13,521
MAY 19 | Nickel
Product price market curves
Price	10,749
MAY 19 | Copper
Product price market curves
Price | $ / lb	2.71
MAY 19 | Bunker Oil
Product price market curves
Price	311
MAY 19 | Maritime Freight
Product price market curves
Price | $ / d	13,896
JUN 19 | Nickel
Product price market curves
Price	10,777
JUN 19 | Copper
Product price market curves
Price | $ / lb	2.71
JUN 19 | Bunker Oil
Product price market curves
Price	307
JUN 19 | Maritime Freight
Product price market curves
Price | $ / d	15,096
JUL 19 | Nickel
Product price market curves
Price	10,809
JUL 19 | Copper
Product price market curves
Price | $ / lb	2.70
JUL 19 | Bunker Oil
Product price market curves
Price	302
JUL 19 | Maritime Freight
Product price market curves
Price | $ / d	16,817
AUG 19 | Nickel
Product price market curves
Price	10,838
AUG 19 | Copper
Product price market curves
Price | $ / lb	2.70
AUG 19 | Bunker Oil
Product price market curves
Price	297
AUG 19 | Maritime Freight
Product price market curves
Price | $ / d	16,817
SEP 19 | Nickel
Product price market curves
Price	10,865
SEP 19 | Copper
Product price market curves
Price | $ / lb	2.70
SEP 19 | Bunker Oil
Product price market curves
Price	291
SEP 19 | Maritime Freight
Product price market curves
Price | $ / d	16,817
OCT 19 | Nickel
Product price market curves
Price	10,891
OCT 19 | Copper
Product price market curves
Price | $ / lb	2.70
OCT 19 | Bunker Oil
Product price market curves
Price	283
OCT 19 | Maritime Freight
Product price market curves
Price | $ / d	20,350
NOV 19 | Nickel
Product price market curves
Price	10,916
NOV 19 | Copper
Product price market curves
Price | $ / lb	2.70
NOV 19 | Bunker Oil
Product price market curves
Price	276
NOV 19 | Maritime Freight
Product price market curves
Price | $ / d	20,350
DEC 19 | Nickel
Product price market curves
Price	10,943
DEC 19 | Copper
Product price market curves
Price | $ / lb	2.70
DEC 19 | Bunker Oil
Product price market curves
Price	270
DEC 19 | Maritime Freight
Product price market curves
Price | $ / d	20,350
DEC20 | Nickel
Product price market curves
Price	11,231
DEC20 | Copper
Product price market curves
Price | $ / lb	2.70
DEC20 | Bunker Oil
Product price market curves
Price	267
DEC21 | Nickel
Product price market curves
Price	11,516
DEC21 | Copper
Product price market curves
Price | $ / lb	2.69
DEC21 | Bunker Oil
Product price market curves
Price	238
DEC22 | Nickel
Product price market curves
Price	11,799
DEC22 | Copper
Product price market curves
Price | $ / lb	2.70
DEC22 | Bunker Oil
Product price market curves
Price	213
Cal 2020 | Maritime Freight
Product price market curves
Price | $ / d	15,613
Cal 2021 | Maritime Freight
Product price market curves
Price | $ / d	13,350
Cal 2022 | Maritime Freight
Product price market curves
Price | $ / d	13,433